PROSPECTUS
                             &  APPLICATION

                                      LOGO

                         TEMPLETON REGION FUNDS
                            TEMPLETON GREATER
                              EUROPEAN FUND

                             TEMPLETON LATIN
                              AMERICA FUND

           --------------------------------------------------
                             JANUARY 1, 1997

                           INVESTMENT STRATEGY
                              GLOBAL GROWTH

                                  LOGO
--------------------------------------------------------------------------------

This prospectus describes the Advisor Class shares of Templeton Greater European Fund and Templeton Latin America Fund of Templeton Global Investment Trust. This prospectus contains information you should know before investing in the Funds. Please keep it for future reference.

INVESTMENTS IN FOREIGN SECURITIES INVOLVE CERTAIN CONSIDERATIONS WHICH ARE NOT NORMALLY INVOLVED IN INVESTMENT IN SECURITIES OF U.S. COMPANIES, AND AN INVESTMENT IN THE FUNDS MAY BE CONSIDERED SPECULATIVE. EACH FUND MAY INVEST WITHOUT LIMIT IN EMERGING MARKET COUNTRIES, BORROW MONEY FOR INVESTMENT PURPOSES, AND MAY INVEST UP TO 15% OF ITS ASSETS IN ILLIQUID SECURITIES, INCLUDING UP TO 10% OF ITS ASSETS IN RESTRICTED SECURITIES, WHICH MAY INVOLVE GREATER RISK AND INCREASED FUND EXPENSES. SEE "WHAT ARE THE FUNDS' POTENTIAL RISKS?"

The Trust's Advisor Class SAI, dated January 1, 1997, as may be amended from time to time, includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Funds at the address shown.

Advisor Class shares are only available for purchase by certain persons, including, among others, certain financial institutions (such as banks, trust companies, savings institutions and credit unions); government and tax-exempt entities; certain pension, profit sharing and employee benefit plans; certain qualified groups, including family trusts, endowments, foundations and corporations; Franklin Templeton Fund Allocator Series; and directors, trustees, officers and full time employees (and their family members) of Franklin Templeton Group and the Franklin Templeton Group of Funds.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TEMPLETON
                              REGION FUNDS



          This prospectus is not an offering of the securities herein described in any state in which the offering is not authorized.
              No sales representative, dealer, or other person is
         authorized to give any information or make any representations other than those contained in this prospectus. Further
                 information may be obtained from Distributors.

           ----------------------------------------------------------

        This prospectus describes the Templeton Region Funds, which are the Templeton Greater European Fund ("Greater European Fund")
          and the Templeton Latin America Fund ("Latin America Fund")
                 (each a "Fund" and collectively the "Funds").
       The Funds are separate series of Templeton Global Investment Trust
            (the "Trust"), an open-end management investment company.

           ----------------------------------------------------------

                   When reading this prospectus, you will see
                 certain terms beginning with capital letters.
                        This means the term is explained
                            in our glossary section.

                            TABLE OF CONTENTS
                            ABOUT THE FUND
                            Expense Summary ....................2
                            How Do the Funds Invest Their
                            Assets?  .......4
                            What Are the Funds' Potential
                            Risks?  ........14
                            Who Manages the
                            Funds? ................18
                            How Do the Funds Measure
                            Performance?   ....20
                            How Is the Trust
                            Organized? ..............21
                            How Taxation Affects You and the
                            Funds  ......22
                            ABOUT YOUR ACCOUNT
                            How Do I Buy
                            Shares? ..................23
                            May I Exchange Shares for Shares of
                            Another Fund?  ..25
TEMPLETON                   How Do I Sell
REGION                      Shares? ...................28
FUNDS                       What Distributions Might I Receive
                            From the Funds? ..29
------------------------    Transaction Procedures and Special
January 1, 1997             Requirements  ...30
                            Services to Help You Manage Your
700 Central Avenue          Account  ......34
St. Petersburg, Florida     GLOSSARY
  33701                     Useful Terms and
1-800/DIAL BEN              Definitions ................38

ABOUT THE FUND

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in the Advisor Class shares of the Funds. Because Advisor Class shares were not offered to the public before January 1, 1997, the table is based on the historical expenses of the Class I shares of the Funds, after fee reductions and expense limitations, for the fiscal year ended March 31, 1996, and are annualized(+). Your actual expenses may vary.

                                            Greater European    Latin America
                                                  Fund              Fund
 A.   Shareholder Transaction Expenses(++)   Advisor Class      Advisor Class
     Maximum Sales Charge
       Imposed on Purchases                        NONE              NONE
     Exchange Fee (per transaction)               $5.00(+++)        $5.00(+++)
B.   Annual Fund Operating Expenses
       (as a percentage of average net
       assets)
     Management Fees (after fee reduction)         0.00%(++++)       0.00%(++++)
     Rule 12b-1 Fees                               NONE              NONE
     Other Expenses (audit, legal,
       business management, transfer agent
       and custodian)(after expense
       reimbursement)                              1.50%             2.00%

                                                -------
                                                               ------
     Total Fund Operating Expenses (after
       expense reimbursement)                      1.50%(++++)       2.00%(++++)

                                                -------
                                                               ------
C.   Example

    Assume the annual return for Advisor Class shares is 5% and operating expenses are as described above. For each $1,000 investment, you would pay the following projected expenses if you sold your shares after the number of years shown.

                              ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
    ----------------------------------------------------------------------------
    GREATER EUROPEAN FUND       $ 15           $47            $ 82          $ 179
    LATIN AMERICA FUND          $ 20           $63            $108          $ 233

    THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Funds pay their operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends paid on Advisor Class shares and are not directly charged to your account.

(+)Unlike Advisor Class shares, the Class I shares of the Funds have a front-end sales charge and Rule 12b-1 fees.

 - Templeton Region Funds

(++)If your transaction is processed through your Securities Dealer you may be charged a fee by your Securities Dealer for this service.

(+++)$5.00 fee is only for Market Timers. We process all other exchanges without a fee.

(++++)The Investment Manager and FT Services have agreed in advance to reduce their respective fees in order to limit Greater European Fund's total expenses to an annual rate of 1.50% of average daily net assets through August 1, 1997; and to limit Latin America Fund's total expenses to an annual rate of 2.00% of average daily net assets through August 1, 1997. If these fee reductions are insufficient to so limit the Funds' expenses, FT Services has agreed to make certain payments to reduce the Funds' expenses. Without these reductions, Greater European Fund's "Other Expenses" would have been 2.11% for Advisor Class shares and the "Total Fund Operating Expenses" would have been 3.21% for Advisor Class shares; Latin America Fund's "Other Expenses" would have been 2.17% for Advisor Class shares and the "Total Fund Operating Expenses" would have been 3.67% for Advisor Class shares. After August 1, 1997, these agreements may end at any time upon notice to the Board.

                                                        Templeton Region Funds -

HOW DO THE FUNDS INVEST THEIR ASSETS?

The Funds' Investment Objectives

Greater European Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities (as defined below) of Greater European Companies. As used in this prospectus, the term "Greater European Company" means a company (i) that is organized under the laws of, or with a principal office and domicile in, a country in Greater Europe, (ii) for which the principal equity securities trading market is in Greater Europe, or (iii) that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in Greater Europe or that has at least 50% of its assets situated in Greater Europe. As used in this prospectus, the term "Greater Europe" means Western, Central and Eastern Europe (including Ukraine, Belarus, Latvia, Lithuania and Estonia) and Russia. Under normal market conditions, the Fund will invest at least 75% of its total assets in the equity securities of Greater European Companies. The balance of the Fund's assets will be invested in (i) debt securities (as defined below) issued by Greater European Companies or issued or guaranteed by Greater European government entities, (ii) equity securities and debt obligations of issuers outside Greater Europe, and (iii) short-term and medium-term debt securities of the type described below under "Temporary Investments."

Latin America Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity and debt securities of issuers in the following Latin American countries: Argentina, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Cuba, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Mexico, Nicaragua,
Panama, Paraguay, Peru, Surinam, Trinidad/Tobago, Uruguay, and Venezuela. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity and debt securities of issuers in the countries named above. The balance of the Fund's assets will be invested in (i) equity securities and debt obligations of companies and government entities of countries other than those named above, and (ii) short-term and medium-term debt securities of the type described below under "Temporary Investments."

Information Regarding Both Funds. Each Fund's investment objective and the investment restrictions set forth under "Investment Restrictions" in the SAI are fundamental and may not be changed without shareholder approval. All other investment policies and practices described in this prospectus are not fundamental, and may be changed by the Board without shareholder approval.
There can be no assurance that either Fund's investment objective will be achieved.

 - Templeton Region Funds

As used in this prospectus, "equity securities" refers to common stock, preferred stock, securities convertible into or exchangeable for such securities, warrants or rights to subscribe to or purchase such securities, and sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "depositary receipts"). For capital appreciation, Greater European Fund may invest up to 25% of its total assets, and Latin America Fund may invest without limit, in debt securities (defined as bonds, notes, debentures, commercial paper, time deposits and bankers' acceptances, and which may include structured investments) which are rated in any rating category by Moody's or S&P or which are unrated by any rating agency. Such securities may include high-risk, lower quality debt securities, commonly referred to as "junk bonds." See "What Are the Funds' Potential Risks?" As an operating policy, which may be changed by the Board, neither Fund will invest more than 5% of its total assets in debt securities rated lower than Baa by Moody's or BBB by S&P. Certain debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bonds to benefit from increases in the market price of the securities into which they are convertible. Debt securities are subject to certain market and credit risks. See "How Do the Funds Invest Their
Assets? - Debt Securities," in the SAI.

Each Fund Investment Manager will select equity investments for the respective Fund on the basis of fundamental company-by-company analysis (rather than broader analyses of specific industries or sectors of the economy). Although an Investment Manager will consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values, the primary factor in selecting equity securities will be the company's current price relative to its long-term earnings potential, or real book value, as determined by the Investment Manager. Securities considered for purchase by a Fund may be listed or unlisted, and may be issued by companies in various industries, with various levels of market capitalization. The Investment Managers will actively manage the Funds' assets in response to market, political and general economic conditions, and will seek to adjust each Fund's investments based on its perception of which investments would best enable the Fund to achieve its investment objective.

As a diversified investment company, each Fund, with respect to 75% of its total assets, may invest no more than 5% of its total assets in securities issued by any

                                                        Templeton Region Funds -
one company or government, exclusive of U.S. government securities. Although each Fund may invest up to 25% of its assets in a single industry, the Funds have no present intention of doing so. Each Fund may not invest more than 5% of its assets in warrants (exclusive of warrants acquired in units or attached to securities) or more than 15% of its assets in securities with a limited trading market.

Each Fund may lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, each Fund may enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency contracts, structured investments, and futures contracts and related options. These are generally referred to as derivative instruments, and involve special risk factors, which are described below. When deemed appropriate by an Investment Manager, the respective Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "How Do the Funds Invest Their Assets?" in the SAI.

When an Investment Manager believes that market conditions warrant, either Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Temporary Investments."

The Funds do not emphasize short-term trading profits and usually expect to have an annual portfolio turnover rate not exceeding 50%.

Brady Bonds. Latin America Fund may invest without limit in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Plan debt restructurings have been implemented to date in several countries, including Argentina, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, the Philippines, Uruguay, Venezuela, Bolivia, Niger, and Poland (collectively, the "Brady Countries"). In addition, Brazil has concluded a Brady-like plan. It is expected that other countries will undertake a Brady Plan debt restructuring in the future, including Panama, Peru, and Poland.

Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in

 - Templeton Region Funds
various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of Brady Countries. There can be no assurance that Brady Bonds in which Latin America Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Types of Securities in which the Funds May Invest

The Funds are authorized to use the various securities and investment techniques described below. Although these strategies are regularly used by some investment

                                                        Templeton Region Funds -
companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Funds in some of the markets in which the Funds will invest and may not be available for extensive use in the future.

Temporary Investments. For temporary defensive purposes, each Fund may invest up to 100% of its total assets in the following money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country: short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by an Investment Manager; obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; and repurchase agreements with banks and broker-dealers with respect to such securities.

Borrowing. Each Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities. Under the 1940 Act, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of a Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Loans of Portfolio Securities. Each Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of the Fund's total assets to generate income for the purpose of offsetting operating expenses. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. A Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. A Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities. In the event that the

 - Templeton Region Funds
borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, a Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities.

Options on Securities or Indices. Each Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities or securities indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. A Fund may write a call or put option only if the option is "covered." This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of a Fund. A Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

Forward Foreign Currency Contracts and Options on Foreign Currencies. The Funds will normally conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Funds will generally not enter into a forward contract with a term of greater than one year. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

The Funds will generally enter into forward contracts only under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the

                                                        Templeton Region Funds -
transaction. Second, when a Fund's Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." The Funds have no specific limitation on the percentage of assets they may commit to forward contracts, subject to their stated investment objectives and policies, except that a Fund will not enter into a forward contract if the amount of assets set aside to cover forward contracts would impede portfolio management or the Fund's ability to meet redemption requests. Although forward contracts will be used primarily to protect the Funds from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

The Funds may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

Futures Contracts. For hedging purposes only, each Fund may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When a Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the

   - Templeton Region Funds
contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when a Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "How Do the Funds Invest Their Assets? - Futures Contracts," in the SAI.

Repurchase Agreements. For temporary defensive purposes and for cash management purposes, the Funds may enter into repurchase agreements with U.S. banks and broker-dealers. Under a repurchase agreement, a Fund acquires a security from a U.S. bank or a registered broker-dealer and simultaneously agrees to resell the security back to the bank or broker-dealer at a specified time and price. The repurchase price is in excess of the original purchase price paid by a Fund by an amount which reflects an agreed-upon rate of return and which is not tied to any coupon rate on the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the bank or broker-dealer should default on its obligation to repurchase the underlying security, a Fund may experience a delay or difficulties in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as incur disposition costs in liquidating the security.

Depositary Receipts. ADRs are depositary receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such

                                                     Templeton Region Funds -
information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of a Fund's investment policies, the Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

Illiquid and Restricted Securities. Each Fund may invest up to 15% of its total assets in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. A Fund may be unable to dispose of its holdings in illiquid securities at then-current market prices and may have to dispose of such securities over extended periods of time. A Fund may also invest in securities that are sold (i) in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, or (ii) in transactions between qualified institutional buyers pursuant to Rule 144A under the 1933 Act. Such restricted securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by a Fund or less than their fair value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration. Each Fund will limit its investment in restricted securities other than Rule 144A securities to 10% of its total assets, and will limit its investment in all restricted securities, including Rule 144A securities, to 15% of its total assets. Restricted securities, other than Rule 144A securities determined by the Board of Trustees to be liquid, are considered to be illiquid and are subject to a Fund's limitation on investment in illiquid securities.

Structured Investments. Included among the issuers of debt securities in which the Funds may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("structured investments")

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

backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments of the type in which the Funds anticipate investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

The Funds are permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although a Fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of a Fund's assets that may be used for borrowing activities.

Certain issuers of structured investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act described below under "Investment Companies." Structured investments are typically sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the restrictions set forth in "Types of Securities in Which the Funds May Invest" above and in the SAI under "Investment Restrictions."

Investment Companies. Each Fund may invest in other investment companies, except those for which its Investment Manager serves as investment adviser or sponsor, which invest principally in securities in which the Fund is authorized to invest. Under the 1940 Act, each Fund may invest a maximum of 10% of its total assets in the securities of other investment companies and not more than 5% of the Fund's total assets in the securities of any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. To the extent a Fund invests in other investment companies, a Fund's shareholders will incur certain duplicative fees and expenses, including investment advisory fees. A Fund's investment in certain investment companies will result in special U.S. federal income tax consequences described under "Additional Information on Distributions and Taxes" in the SAI.

                                                     Templeton Region Funds -

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

WHAT ARE THE FUNDS' POTENTIAL RISKS?

You should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in a Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by a Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a shareholder may anticipate that the value of the shares of a Fund will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which a Fund is invested in equity securities may also be reflected in declines in the price of shares of the Fund. Changes in the prevailing rates of interest in any of the countries in which a Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of Fund shares. Increased rates of interest, which frequently accompany inflation and/or a growing economy, are likely to have a negative effect on the value of Fund shares. In addition, changes in currency valuations will also affect the price of shares of the Funds. History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by an Investment Manager will not always be profitable or prove to have been correct. Neither Fund is intended as a complete investment program.

Foreign Currency Exchange. Since the Funds are authorized to invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates relative to the U.S. dollar will affect the value of securities in the respective portfolios and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. Changes in foreign currency exchange rates relative to the U.S. dollar will also affect a Fund's yield on assets denominated in currencies other than the U.S. dollar. The Funds usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or through entering into forward contracts. However, some price spread on currency exchange transactions (to cover service charges) will be incurred when a Fund converts assets from one currency to another. Many of the currencies of the countries in which the Funds may invest have experienced devaluations relative to the U.S. dollar, and may be more highly volatile than currencies of other more established markets.

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                                       14

Foreign Investments. The Funds have the right to purchase securities in any foreign country, developed or developing. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. Each Fund's performance is closely tied to economic and political conditions within the geographic area of its respective investments. Some of the countries in which the Funds may invest are considered emerging markets, in which the risks generally associated with foreign investments are heightened. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investment in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Funds may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts.

Brokerage commissions, custodial services, and other costs relating to investments in foreign countries are generally more expensive than in the U.S. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies

                                                     Templeton Region Funds -
than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S. As an open-end investment company, each Fund is limited in the extent to which it may invest in illiquid securities. The foregoing risks may be heightened for investments in Eastern Europe and/or Latin America, and there are further risks specific to investments in those regions. See "What Are the Funds' Potential Risks?" in the SAI.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

As a non-fundamental policy, each Fund will limit its investment in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "What Are the Funds' Potential Risks?" in the SAI.

High-Risk Debt Securities. The Funds are authorized to invest in debt securities rated in any category by S&P or Moody's and securities which are unrated by any rating agency. See "How Do the Funds Invest Their Assets? - Debt

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                                       16

Securities." in the SAI. As an operating policy, which may be changed by the Board without shareholder approval, a Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of a Fund and its shareholders. See "How Do the Funds Invest Their Assets? - Debt Securities." in the SAI for descriptions of debt securities rated BBB by S&P and Baa by Moody's. High-risk, lower quality debt securities, commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by each Investment Manager to insure, to the extent possible, that the planned investment is sound. Each Fund may, from time to time, invest up to 5% of its total assets in defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future.

Leverage. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds. The use of leverage may significantly increase a Fund's investment risk.

Futures Contracts and Related Options. Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency in a Fund's portfolio. Successful use of futures or options contracts is further dependent on an Investment Manager's ability to correctly predict movements in the securities or foreign currency markets, and no assurance can be given that its judgment will be correct. Successful use of options on securities or indices is subject to similar risk considerations. In addition, by writing covered call options, a Fund gives up the opportunity, while

                                                     Templeton Region Funds -
the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in this prospectus and in the SAI.

WHO MANAGES THE FUNDS?

The Board. The Board oversees the management of the Funds and elects the Trust's officers. The officers are responsible for the Funds' day-to-day operations. The Board also monitors the Funds to ensure that no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

Investment Managers. Investment Managers manage the Funds' assets and make the Funds' investment decisions. Investment Managers also perform similar services for other funds. The Investment Managers are wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, the Investment Managers and their affiliates manage over $172 billion in assets. The Templeton organization has been investing globally since 1940. The Investment Managers and their affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other
Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Trust's Code of Ethics.

Portfolio Management. Greater European Fund is managed by Jeffrey A. Everett, Richard Sean Farrington and Mark G. Holowesko since 1996. Mr. Everett is an executive vice president of the Investment Manager. He holds a BS in finance from Pennsylvania State University and is also a Chartered Financial Analyst. He joined the Templeton organization in 1989 and is responsible for managing several offshore accounts at Templeton, as well as several Templeton funds. Mr. Everett's global research responsibilities encompass industry coverage for broadcasting, advertising, publishing and real estate, and country responsibilities for Italy and Australia. Prior to joining the Templeton organization, Mr. Everett was an investment officer at First Pennsylvania Investment Research, a division of First Pennsylvania Corporation, where he analyzed equity and convertible securities. He also coordinated research for Centre Square Investment Group, the pension management subsidiary of First Pennsylvania Corporation. Mr. Farrington is a vice president of the Investment Manager. He holds a BA in

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

economics from Harvard University. Mr. Farrington is a Chartered Financial Analyst and is currently the president of the Bahamas Society of Financial Analysts. He joined the Templeton organization in 1991 and is currently a research analyst and portfolio manager. Mr. Farrington's current research responsibilities include global industry coverage of the electrical equipment industries, as well as non-U.S. electric utilities. He is also responsible for country coverage of Hong Kong, China and Taiwan. Mr. Holowesko is president of the Investment Manager. He holds a BA in economics from Holy Cross College and an MBA from Babson College. He is a Chartered Financial Analyst, Chartered Investment Counselor, and a director and founding member of the International Society of Financial Analysts. Prior to joining the Templeton organization, Mr. Holowesko worked with RoyWest Trust Corporation (Bahamas) Limited as an investment analyst. His duties at RoyWest included managing trust and individual accounts, as well as equity market research worldwide. Mr. Holowesko is responsible for coordinating equity research worldwide for the Investment Manager and managing several mutual funds.

The lead portfolio manager of Latin America Fund since July 1996 is Stephen S. Oler. Mr. Oler is vice president of Latin America Fund's Investment Manager. He holds a BA in American history from the University of Pennsylvania and a master of philosophy in international relations from King's College at Cambridge University. Mr. Oler is a Chartered Financial Analyst and a member of the Association for Investment Management and Research. Prior to joining the Templeton organization in March 1996, Mr. Oler was a global portfolio manager and senior vice president of Baring Asset Management, Inc. During his 11 years with Baring Asset Management, Inc., Mr. Oler managed several Latin American funds and Latin American portions of global emerging markets funds. His current research responsibilities include industry coverage of global non-life insurance, as well as the markets of Mexico and Greece.

Mark R. Beveridge and Howard S. Leonard exercise secondary portfolio management responsibilities for Latin America Fund. Mr. Beveridge is senior vice president of Latin America Fund's Investment Manager. He holds a BBA in finance from the University of Miami. He is a Chartered Financial Analyst, a Chartered Investment Counselor and a member of the South Florida Society of Financial Analysts and the International Society of Financial Analysts. Before joining the Templeton organization in 1985 as a security analyst, Mr. Beveridge was a principal with a financial accounting software firm based in Miami, Florida. He is currently a portfolio manager and research analyst with responsibility for the industrial component and appliances/household durables industries. He also has market coverage of Argentina, Thailand and Denmark.

                                                     Templeton Region Funds -

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

Mr. Leonard is executive vice president of Latin America Fund's Investment Manager. He holds a BBA degree in finance and economics from the Temple University. He is a Chartered Financial Analyst and a member of the Financial Analysts of Philadelphia, the Financial Analysts Federation and the International Society of Security Analysts. Before joining the Templeton organization in 1989, Mr. Leonard was director of investment research at First Pennsylvania Bank, where he was responsible for equity and fixed-income research activities. Mr. Leonard also worked previously at Provident National Bank as a security analyst covering a variety of industries. He currently manages both institutional and mutual fund accounts of global and international mandates. Mr. Leonard has research responsibility for the global forest products and money managers industries and is responsible for country coverage of Indonesia, Switzerland, Brazil and India.

Management Fees. For the fiscal year ended March 31, 1996, the Funds paid no management fees (0.00% of average daily net assets). The Investment Managers voluntarily agreed to reduce their fees in order to limit total expenses of the Funds. Without this voluntary agreement, management fees would have been 0.75% of Greater European Fund's average daily net assets and 1.25% of Latin America Fund's average daily net assets. After August 1, 1997, these agreements may end at any time upon notice to the Board.

Portfolio Transactions. The Investment Managers try to obtain the best execution on all transactions. If an Investment Manager believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Do the Funds Buy Securities For Their Portfolios?" in the SAI for more information.

Administrative Services. FT Services (and, prior to October 1, 1996, Templeton Global Investors, Inc.) provides certain administrative services and facilities for the Funds. For the fiscal year ended March 31, 1996, the Funds paid no (0.00%) administrative services fees. Templeton Global Investors, Inc. (and beginning October 1, 1996, FT Services) voluntarily agreed to reduce its fees in order to limit total expenses of the Funds. Without this voluntary agreement, administrative services fees would be 0.15% of the average daily net assets of the funds included in the Trust (the Funds, Templeton Americas Governments Securities Fund, Templeton Growth and Income Fund and Templeton Global Infrastructure Fund). After August 1, 1997, this agreement may end at any time upon notice to be the Board. Please see "Investment Management and Other Services" in the SAI for more information.

HOW DO THE FUNDS MEASURE PERFORMANCE?

From time to time, each class of each Fund advertises its performance. The more commonly used measure of performance is total return. Performance figures are usually calculated using the maximum sales charge, if applicable. Certain performance figures may not include any applicable sales charge or Rule 12b-1 fees.

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                                       20

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.

The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Funds calculate their performance figures, please see "How Do the Funds Measure Performance?" in the SAI.

HOW IS THE TRUST ORGANIZED?

Each Fund is a diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. The Trust was organized as a business trust under the laws of Delaware on December 21, 1993, and is registered with the SEC under the 1940 Act. In addition to the Funds, the Trust has three other series of shares: Templeton Americas Government Securities Fund, a non-diversified fund, and Templeton Growth and Income Fund and Templeton Global Infrastructure Fund, both diversified funds. Prospectuses for Templeton Americas Government Securities Fund, Templeton Growth and Income Fund and Templeton Global Infrastructure Fund are available upon request and without charge from Distributors. Each Fund discussed in this prospectus has three classes of shares of beneficial interest with a par value of $.01: Greater European Fund - Class I, Greater European Fund - Class II, and Greater European Fund Advisor Class; Latin America Fund - Class I, Latin America Fund - Class II, and Latin America Fund - Advisor Class. The Trust began offering Advisor Class shares of each Fund on January 1, 1997. Class I, Class II and Advisor Class shares differ as to sales charges, expenses and services. Different fees and expenses will affect performance. Additional classes and series may be offered in the future. A further description of Class I and Class II is set forth below.

Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by the 1940 Act. Shares of each class of a series represent proportionate interests in the assets of the series and have the same voting and other rights and preferences as any other class and series of the Trust on matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

                                                     Templeton Region Funds -

The Trust does not intend to hold annual shareholder meetings. It may hold a special meeting of a series, however, for matters requiring shareholder approval under the 1940 Act. The Trust will call a special meeting of shareholders for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the Trust's outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with electing or removing members of the Board.

Class I and Class II. Class I and Class II shares of the Funds are described in a separate prospectus relating only to those classes. You may buy Class I and Class II shares through your investment representative or directly by contacting the Trust. If you would like a prospectus relating to the Funds' Class I and Class II shares, contact your investment representative or Distributors.

Class I and Class II shares of the Funds have sales charges and Rule 12b-1 charges that may affect performance. Class I shares have a front-end sales charge of 5.75% (6.10% of the net amount invested) which is reduced on certain transactions of $50,000 or more. Class I shares are subject to Rule 12b-1 fees up to a maximum of 0.35% per year of Class I's average daily net assets. Class II shares have a front-end sales charge of 1.00% (1.01% of the net amount invested) and are subject to Rule 12b-1 fees up to a maximum of 1.00% per year of Class II's average daily net assets. Shares of Class I may be subject to, and shares of Class II are generally subject to, a Contingent Deferred Sales Charge upon redemption.

HOW TAXATION AFFECTS YOU AND THE FUNDS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Funds and their shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

Each Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Each Fund intends to distribute to shareholders substantially all of its net investment income and realized capital gains, which generally will be taxable income or capital gains in their hands. Distributions declared in October, November or December to shareholders of record on a date in such month and paid during the following January will be treated as having been received by shareholders on December 31 in the year such distributions were declared. The Trust will inform shareholders each year of the amount and nature of such income or gains. Sales or other dispositions of Fund shares generally will give rise to taxable gain or loss.

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                                       22

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

Opening Your Account

You may buy Advisor Class shares if you are making a minimum initial investment of $5 million (in the aggregate) in one or more Advisor Class shares of the Franklin Templeton Funds ($25 for subsequent investments) or if you are an investor in one of the following categories:

(a) Broker-dealers, qualified registered investment advisors or certified financial planners, who have entered into a supplemental agreement with Distributors for clients participating in comprehensive fee programs;

(b) Qualified registered investment advisors or registered certified financial planners who have clients invested in Mutual Series on October 31, 1996;

(c) Qualified registered investment advisors or registered certified financial planners who did not have clients invested in Mutual Series on October 31, 1996 may buy through a broker-dealer or service agent who has entered into an agreement with Distributors;

(d) Employer stock, bonus, pension or profit-sharing plans that meet the requirements for qualification under Section 401 of the Code, including salary reduction plans qualified under Section 401(k) of the Code (if they have 5,000 or more employees or the plan has assets of $50 million or more);

(e) Effective on or about February 1, 1997, participants in Franklin Templeton's 401(k) and any Franklin Templeton Group Company Profit Sharing Plans;

(f) Trust companies and bank trust departments initially investing in any of the Franklin Templeton Funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies, bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion;

(g) Governments, municipalities and tax-exempt entities that meet the requirements for qualification under Section 501 of the Code (subject to an initial investment in Advisor Class of $1 million);

(h) Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of a qualified group may also

                                                     Templeton Region Funds -

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

purchase Advisor Class shares of the Funds if the group as a whole meets the required minimum initial investment of $5 million;

(i) Directors, trustees, officers and full-time employees (and members of their immediate families) of Franklin Templeton Group and Franklin Templeton Group of Funds who invest $100 or more;

(j) Accounts managed by the Franklin Templeton Group;

(k) Class I shareholders of the Funds who qualify under one of the above categories, may have their existing Class I shares invested into the Funds' Advisor Class by sending written instructions indicating that they wish to do so, by June 30, 1997. Instructions should be addressed to Investor Services. Generally, for federal income tax purposes, there will be no recognition of gain or loss associated with such a transaction. You may wish to consult with your tax advisor to determine whether there are any state income tax consequences to such a transaction.

(l) Each series of Franklin Templeton Fund Allocator Series that invests $1,000 or more.

The qualified group referred to in Item (h) above, is one that:

- Was formed at least six months ago,

- Has a purpose other than buying Fund shares at a discount,

- Has more than 10 members,

- Can arrange for meetings between our representatives and group members,

- Agrees to include sales and other Franklin Templeton Fund materials in publications and mailings to its members at reduced or no cost to Distributors,

- Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

- Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

If you are subject to the $5 million minimum investment requirement, the cost or current value (whichever is higher) of your investment in other funds in the Franklin Templeton Funds will be included for purposes of determining compliance with the required minimum investment amount, provided that at least $1 million is invested in Advisor Class shares of the Franklin Templeton Funds.

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                                       24

The minimum for subsequent investments in Advisor Class shares is $25 for most purchases of Advisor Class shares of the Funds and for purchases by directors, trustees, officers and full-time employees (and members of their immediate family) of Franklin Templeton Group and Franklin Templeton Funds; and $1,000 for each series of Franklin Templeton Fund Allocator Series.

Purchase Price of Fund Shares

Advisor Class shares are purchased at Net Asset Value without a sales charge.

Securities Dealers may receive compensation up to 0.25% of the amount invested from Distributors or an affiliated company.

How Do I Buy Shares in Connection with Retirement Plans?

Your individual or employer-sponsored retirement plan may invest in the Funds. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee. Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, please call our Retirement Plans Department.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Advisor Class shares.

                                                     Templeton Region Funds -

         METHOD                          STEPS TO FOLLOW
--------------------------------------------------------------------------
BY MAIL                 1. Send us written instructions signed by all
                        account owners
                        2. Include any outstanding share certificates for
                        the shares you're exchanging
--------------------------------------------------------------------------
BY PHONE                Call Shareholder Services
                        (If you do not want the ability to exchange by
                        phone to apply to your account, please let us
                        know.)
--------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative
--------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

How We Process Your Exchange

If you are exchanging your Advisor Class shares of the Fund you may:

- exchange into any of our money funds except Franklin Templeton Money Fund II.

- exchange into the other Advisor Class shares of the Franklin Templeton Funds (excluding Templeton Developing Markets Trust, Templeton Foreign Fund and Templeton Growth Fund, Inc., except as described below), Mutual Series Class Z shares and Templeton Institutional Funds, Inc., if you meet the investment requirements of the fund to be acquired.

- exchange into the Advisor Class shares of Templeton Developing Markets Trust, Templeton Foreign Fund and Templeton Growth Fund, Inc. only if you fall into one of the following categories: (i) you are a broker-dealer or a qualified registered investment advisor who has entered into a special agreement with Distributors for your clients who are participating in comprehensive fee programs; (ii) you are a qualified registered investment advisor or certified financial planner who has clients invested in Mutual Series on October 31, 1996; (iii) qualified registered investment advisors or registered certified financial planners who did not have clients invested in Mutual Series on October 31, 1996 may buy through a broker-dealer or service agent who has entered into an agreement with Distributors; (iv) you are a director, trustee, officer or full-time employee (or a family member) of the Franklin Templeton Group or the Franklin Templeton Funds; (v) you are a participant in Franklin Templeton's 401(k) or Franklin Templeton's Profit Sharing Plans; (vi) the exchanging shareholder is an account managed by the Franklin Templeton

   - Templeton Region Funds

  Group; or (vii) the exchanging shareholder is a series of the Franklin Templeton Fund Allocator Series.

- If the fund you are exchanging into does not offer Advisor Class shares, you may exchange into the Class I shares of the fund at Net Asset Value.

Please be aware that the following restrictions may apply to exchanges:

- The accounts must be identically registered. You may exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account(s). Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

- Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact our Retirement Plans Department for information on exchanges within these plans.

- The fund you are exchanging into must be eligible for sale in your state.

- We may modify or discontinue our exchange policy upon 60 days' written notice.

- Your exchange may be restricted or refused if you: (i) request an exchange out of the Funds within two weeks of an earlier exchange request, (ii) exchange shares out of the Funds more than twice in a calendar quarter, or (iii) exchange shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

                                                     Templeton Region Funds -

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

        METHOD                         STEPS TO FOLLOW
----------------------------------------------------------------------
BY MAIL                1. Send us written instructions signed by all
                       account owners.
                       2. Include any outstanding share certificates
                       for the shares you are selling.
                       3. Provide a signature guarantee if required.
                       4. Corporate, partnership and trust accounts
                       may need to send additional documents.
                          Accounts under court jurisdiction may have
                          additional requirements.
----------------------------------------------------------------------
BY PHONE               Call Shareholder Services
(Only available if you have completed and sent to us the telephone redemption agreement included with this prospectus)
                       Telephone requests will be accepted:
                       - If the request is $50,000 or less.
                       Institutional accounts may exceed $50,000 by
                         completing a separate agreement. Call
                         Institutional Services to receive a copy.
                       - If there are no share certificates issued
                       for the shares you want to sell or you have
                         already returned them to the respective Fund.
                       - Unless you are selling shares in a Trust
                       Company retirement plan account.
                       - Unless the address on your account was
                       changed by phone within the last 30 days.
                       Beginning on or about May 1, 1997, you will be
                       able to redeem shares by telephone without
                       completing a telephone redemption agreement.
                       Please notify us if you do not want this
                       option to be available on your account. If you
                       later decide you would like this option, send
                       us written instructions signed by all account
                       owners.
----------------------------------------------------------------------
THROUGH YOUR DEALER    Call your investment representative.
----------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you sell your shares by phone, the check may only be

   - Templeton Region Funds
made payable to all registered owners on the account and sent to the address of record. We are not able to receive or pay out cash in the form of currency.

If you sell shares you just purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

Trust Company Retirement Plan Accounts

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call our Retirement Plans Department.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUNDS?

Dividends and capital gains are calculated and distributed the same way for each class of each Fund. The amount of any income dividends per share will differ, however, generally due to the difference in the applicable Rule 12b-1 fees of any class. Advisor Class shares are not subject to Rule 12b-1 fees.

Each Fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. FUNDS DO NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of a Fund's shares by the amount of the distribution.

Distribution Options

You may receive your distributions from a Fund in any of these ways:

1. Buy additional shares of a Fund - You may buy additional shares of the same class of a Fund by reinvesting capital gain distributions, dividend distributions, or both. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

                                                     Templeton Region Funds -

2. Buy shares of other Franklin Templeton Funds - You may direct your distributions to buy Advisor Class shares or Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

3. Receive distributions in cash - You may receive capital gain distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE ADVISOR CLASS SHARES OF THE RESPECTIVE FUND. For Trust Company retirement plans, special forms are required to receive distributions in cash. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days prior to the record date for us to process the new option.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

How and When Shares Are Priced

Each Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in a Fund, determined by the value of the shares of each class. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. Each Fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

The Price We Use When You Buy or Sell Shares

You buy shares of Advisor Class at the Net Asset Value per share. We calculate it to two decimal places using standard rounding criteria. You also sell shares at Net Asset Value.

We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to a Fund. Your

   - Templeton Region Funds
redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

Proper Form

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

Written Instructions

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

- Your name,

- The respective Fund's name,

- The class of shares,

- A description of the request,

- For exchanges, the name of the fund you're exchanging into,

- Your account number,

- The dollar amount or number of shares, and

- A telephone number where we may reach you during the day, or in the evening if preferred.

Signature Guarantees

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

                                                     Templeton Region Funds -

A signature guarantee verifies the authenticity of your signature and may be obtained from certain banks, brokers or other eligible guarantors. YOU SHOULD VERIFY THAT THE INSTITUTION IS AN ELIGIBLE GUARANTOR PRIOR TO SIGNING. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

Share Certificates

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the respective Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

Telephone Transactions

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We will also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

Trust Company Retirement Plan Accounts. You may not sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call our Retirement Plans Department.

Account Registrations and Required Documents

When you open an account, you need to tell us how you want your shares registered. How you register your account will affect your ownership rights and

   - Templeton Region Funds
ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

Joint Ownership. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, you will not be able to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

Gifts and Transfers to Minors. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

Trusts. If you register your account as a trust, you should have a valid written trust document to avoid future disputes or possible court action over who owns the account.

Required Documents. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

  TYPE OF ACCOUNT                     DOCUMENTS REQUIRED
-----------------------------------------------------------------------
CORPORATION            Corporate Resolution
-----------------------------------------------------------------------
PARTNERSHIP            1. The pages from the partnership agreement that
                          identify the general partners, or
                       2. A certification for a partnership agreement
-----------------------------------------------------------------------
TRUST                  1. The pages from the trust document that
                       identify the trustees, or
                       2. A certification for trust
-----------------------------------------------------------------------

Street or Nominee Accounts. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we will not process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering

                                                     Templeton Region Funds -

Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

Electronic Instructions. If there is a Securities Dealer or other representative of record on your account, we are authorized to use and execute electronic instructions received directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems, or through Franklin/Templeton's PCTrades II(TM) System.

Tax Identification Number

For tax reasons, we must have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies a Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

Keeping Your Account Open

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is $50 or less, except for investors in categories (d), (e), (j) and (l) under "Opening Your Account." We will only do this if the value of your account falls below this minimum because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the required minimum amount of at least $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

Automatic Investment Plan

Our automatic investment plan offers a convenient way to invest in a Fund. Under the plan, you can have money transferred automatically from your checking account to the respective Fund each month to buy additional shares. If

   - Templeton Region Funds
you are interested in this program, please refer to the account application included with this prospectus or contact your investment representative. The market value of a Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

Systematic Withdrawal Plan

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

Statements and Reports to Shareholders

We will send you the following statements and reports on a regular basis:

- Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. Please verify the accuracy of your statements when you receive them.

- Financial reports of each Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of a Fund's financial report or an interim quarterly report.

                                                     Templeton Region Funds -

Brokers and Dealers and Plan Administrators

You may buy and sell Fund shares through registered broker-dealers. The Funds do not impose a sales or service charge but your broker-dealer may charge you a transaction fee. Transaction fees and services may vary among broker-dealers, and your broker-dealer may impose higher initial or subsequent investment requirements than those established by the Funds. Services provided by broker-dealers may include allowing you to establish a margin account and borrow on the value of a Fund's shares in that account. If your broker-dealer receives your order before pricing on a given day, the broker-dealer is required to forward the order to the Fund before pricing closes on that day. A broker-dealer's failure to timely forward an order may give rise to a claim by the investor against the broker.

Third party plan administrators of tax-qualified retirement plans and other entities may provide sub-transfer agent services to a Fund. In such cases, the Fund may pay the third party an annual sub-transfer agency fee that is not greater than the Fund otherwise would have paid for such services.

Institutional Accounts

Institutional investors will likely be required to complete an institutional account application. There may be additional methods of opening accounts and purchasing, redeeming or exchanging shares of the Funds available for institutional accounts. To obtain an institutional application or additional information regarding institutional accounts, contact Franklin Templeton Institutional Services at 1-800/321-8563 Monday through Friday, from 9:00 a.m. to 5:00 p.m. Eastern time.

Availability of These Services

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Funds may not be able to offer these services directly to you. Please contact your investment representative.

What If I Have Questions About My Account?

If you have any questions about your account, you may write to Investor Services at P.O. Box 33030, St. Petersburg, FL 33733-8030. Each Fund and Distributors are also located at this address. You may also contact us by phone at one of the numbers listed below.

   - Templeton Region Funds

                                           HOURS OF OPERATION (EASTERN
                                                      TIME)
    DEPARTMENT NAME       TELEPHONE NO.      (MONDAY THROUGH FRIDAY)
------------------------------------------------------------------------
Shareholder Services    1-800/632-2301    8:30 a.m. to 8:00 p.m.
Dealer Services         1-800/524-4040    8:30 a.m. to 8:00 p.m.
Fund Information        1-800/DIAL BEN    8:30 a.m. to 11:00 p.m.
                                          9:30 a.m. to 5:30 p.m.
                        (1-800/342-5236)  (Saturday)
Retirement Plans        1-800/527-2020    8:30 a.m. to 8:00 p.m.
Institutional Services  1-800/321-8563    9:00 a.m. to 8:00 p.m.
TDD (hearing impaired)  1-800/851-0637    8:30 a.m. to 8:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

                                                     Templeton Region Funds -

GLOSSARY

USEFUL TERMS AND DEFINITIONS

1933 Act - Securities Act of 1933, as amended

1940 Act - Investment Company Act of 1940, as amended

Board - The Board of Trustees of the Trust

CD - Certificate of deposit

Class I, Class II and Advisor Class - Each Fund offers three classes of shares, designated "Class I," "Class II" and "Advisor Class." The three classes have proportionate interests in the respective Fund's portfolio. Class I and Class II differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Advisor Class shares are purchased without a sales charge and do not have a Rule 12b-1 plan.

Code - Internal Revenue Code of 1986, as amended

Contingency Period - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

Contingent Deferred Sales Charge (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

Distributors - Franklin/Templeton Distributors, Inc., each Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

Franklin Funds - the mutual funds in the Franklin Group of Funds except Franklin Valuemark Funds and the Franklin Government Securities Trust

Franklin Templeton Funds - The Franklin Funds and the Templeton Funds.

Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries.

Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds.

FT Services - Franklin Templeton Services, Inc., each Fund's administrator.

   - Templeton Region Funds

Investment Manager - Templeton Global Advisors Limited, P.O. Box N-7759, Lyford Cay, Nassau, Bahamas for Greater European Fund or Templeton Investment Counsel, Inc., Broward Financial Centre, Fort Lauderdale, FL 33394-3091 for Latin America Fund (collectively, the "Investment Managers.")

Investor Services - Franklin/Templeton Investor Services, Inc., each Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Market Timer(s) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

Moody's - Moody's Investors Service, Inc.

Mutual Series - Franklin Mutual Series Fund Inc., a member of the Franklin Group of Funds, formerly the Mutual Series Fund Inc. Each series of Mutual Series began offering three classes of shares on November 1, 1996, Class I, Class II and Class Z. All shares sold before that time are designated Class Z shares.

NASD - National Association of Securities Dealers, Inc.

Net Asset Value (NAV) - the value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of a Fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange, Inc.

Offering Price - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge, if applicable. The maximum front-end sales charge is 5.75% for Class I and 1% for Class II. Advisor Class has no front-end sales charge.

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

                                                     Templeton Region Funds -

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with a Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

Templeton Funds - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

Trust Company - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States

We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Funds and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.

   - Templeton Region Funds

INSTRUCTIONS AND IMPORTANT NOTICE

SUBSTITUTE W-9 INSTRUCTIONS INFORMATION

General. Backup withholding is not an additional tax. Rather, the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained from the IRS.

Obtaining a Number. If you do not have a Social Security Number/Taxpayer Identification Number or you do not know your SSN/TIN, you must obtain Form SS-5 or Form SS-4 from your local Social Security or IRS office and apply for one. If you have checked the "Awaiting TIN" box and signed the certification, withholding will apply to payments relating to your account unless you provide a certified TIN within 60 days.

What SSN/TIN to Give. Please refer to the following guidelines:

   ACCOUNT TYPE       GIVE SSN OF        ACCOUNT TYPE      GIVE EMPLOYER ID # OF
--------------------------------------------------------------------------------
-Individual          Individual       -Trust, Estate, or   Trust, Estate, or
                                      Pension Plan Trust   Pension Plan Trust
--------------------------------------------------------------------------------
-Joint Individual    Owner who will   -Corporation,        Corporation,
                     be paying tax    Partnership, or      Partnership, or
                     or first-named   other organization   other organization
                     individual
--------------------------------------------------------------------------------
-Unif. Gift/         Minor            -Broker nominee      Broker nominee
  Transfer to Minor
--------------------------------------------------------------------------------
-Sole Proprietor     Owner of
                     business
--------------------------------------------------------------------------------
-Legal Guardian      Ward, Minor,
                     or Incompetent
--------------------------------------------------------------------------------

Exempt Recipients. Please provide your TIN and check the "Exempt Recipient" box if you are an exempt recipient. Exempt recipients include:

A corporation

A financial institution

An organization exempt from tax under section 501(a), or an individual retirement plan

A registered dealer in securities or commodities registered in the U.S. or a U.S. possession

A real estate investment trust

A common trust fund operated by a bank under section 584(a)

                                                     Templeton Region Funds -

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An exempt charitable remainder trust or a non-exempt trust described in section
4947(a)(1)

An entity registered at all times under the Investment Company Act of 1940

IRS Penalties. If you do not supply us with your SSN/TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report certain income on your federal income tax return, you will be treated as negligent and subject to an IRS 20% penalty on any underpayment of tax attributable to such negligence, unless there was reasonable cause for the resulting underpayment and you acted in good faith. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

SUBSTITUTE W-8 INSTRUCTIONS INFORMATION

Exempt Foreign Person. Check the "Exempt Foreign Person" box if you qualify as a non-resident alien or foreign entity that is not subject to certain U.S. information return reporting or to backup withholding rules. Dividends paid to your account may be subject to withholding of up to 30%. You are an "Exempt Foreign Person" if you are not (1) a citizen or resident of the U.S., or (2) a U.S. corporation, partnership, estate, or trust. In the case of an individual, an "Exempt Foreign Person" is one who has been physically present in the U.S. for less than 31 days during the current calendar year. An individual who is physically present in the U.S. for at least 31 days during the current calendar year will still be treated as an "Exempt Foreign Person," provided that the total number of days physically present in the current calendar year and the two preceding calendar years does not exceed 183 days (counting all of the days in the current calendar year, only one-third of the days in the first preceding calendar year and only one-sixth of the days in the second preceding calendar year). In addition, lawful permanent residents or green card holders may not be treated as "Exempt Foreign Persons." If you are an individual or an entity, you must not now be, or at this time expect to be, engaged in a U.S. trade or business with respect to which any gain derived from transactions effected by the Fund/Payer during the calendar year is effectively connected to the U.S.
(or your transactions are exempt from U.S. taxes under a tax treaty).

Permanent Address. The Shareholder Application must contain your permanent address if you are an "Exempt Foreign Person." If you are an individual, provide

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                                       42
your permanent address. If you are a partnership or corporation, provide the address of your principal office. If you are an estate or trust, provide the address of your permanent residence or the principal office of any fiduciary.

Notice of Change in Status. If you become a U.S. citizen or resident after you have provided certification of your foreign status, or if you cease to be an "Exempt Foreign Person," you must notify the Fund/Payer within 30 days of your change in status. Reporting will then begin on the account(s) listed, and backup withholding may also begin unless you certify to the Fund/Payer that (1) the taxpayer identification number you have given is correct, and (2) the Internal Revenue Service has not notified you that you are subject to backup withholding because you failed to report certain interest or dividend income. You may use Form W-9, "Payer's Request for Taxpayer Identification Number and Certification," to make these certifications. If an account is no longer active, you do not have to notify a Fund/Payer or broker of your change in status unless you also have another account with the same Fund/Payer that is still active. If you receive interest from more than one Fund/Payer or have dealings with more than one broker or barter exchange, file a certificate with each. If you have more than one account with the same Fund/Payer, the Fund/Payer may require you to file a separate certificate for each account.

When to File. File these certifications with the Fund before a payment is made to you, unless you have already done this in either of the two preceding calendar years.

How Often You Must File. This certificate generally remains in effect for three calendar years. A Fund/Payer or broker, however, may require that a new certificate be filed each time a payment is made. On joint accounts for which each joint owner is a foreign person, each must provide a certification of foreign status.

                                                     Templeton Region Funds -

FOR CORPORATE SHAREHOLDERS--FORM OF RESOLUTION

It will be necessary for corporate shareholders to provide a certified copy of a resolution or other certificate of authority to authorize the purchase as well as sale (redemption) of shares and withdrawals by checks or drafts. You may use the following form of resolution or you may prefer to use your own. It is understood that the Fund, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., the custodian bank and their affiliates may rely upon these authorizations until revoked or amended by written notice delivered by registered or certified mail to the Fund.

CERTIFIED COPY OF RESOLUTION (Corporation or Association)

The undersigned hereby certifies and affirms that he/she is the duly elected of
               Title                               Corporate Name
a  _______________________________  organized under the laws of the State of
           Type of Organization
 ___________________  and that the following is a true and correct copy
          State
of a resolution adopted by the Board of Directors at a meeting duly called and held on __________________________
                      Date

     RESOLVED, that the
                                               Officers' Titles
     of this Corporation or Association are authorized to open an account in the name of the Corporation or Association with one or more of the Franklin Group of Funds or Templeton Family of Funds (collectively, the "Funds") and to deposit such funds of this Corporation or Association in this account as they deem necessary or desirable; that the persons authorized below may endorse checks and other instruments for deposit to said account or accounts; and

     FURTHER RESOLVED, that any of the following  __________  officers are number
     authorized to sign any share assignment on behalf of this Corporation or Association and to take any other actions as may be necessary to sell or redeem its shares in the Funds or to sign checks or drafts withdrawing funds from the account; and

     FURTHER RESOLVED, that this Corporation or Association shall hold harmless, indemnify, and defend the Funds, their custodian bank, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and their affiliates, from any claim, loss or liability resulting in whole or in

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                                       44
     part, directly or indirectly, from their reliance from time to time upon any certifications by the secretary or any assistant secretary of this Corporation or Association as to the names of the individuals occupying such offices and their acting in reliance upon these resolutions until actual receipt by them of a certified copy of a resolution of the Board of Directors of the Corporation or Association modifying or revoking any or all such resolutions.

The undersigned further certifies that the below named persons, whose signatures appear opposite their names and office titles, are duly elected officers of the Corporation or Association. (Attach additional list if necessary.)

---------------------------------------    ---------------------------------------
name/title (please print or type)          Signature
---------------------------------------    ---------------------------------------
name/title (please print or type)          Signature
---------------------------------------    ---------------------------------------
name/title (please print or type)          Signature
---------------------------------------    ---------------------------------------
name/title (please print or type)          Signature
---------------------------------------    ---------------------------------------
Name of Corporation or Association         Date

Certified from minutes
                       Name and Title
                         CORPORATE SEAL (if appropriate)

                                                     Templeton Region Funds -

FRANKLIN TEMPLETON
TELEPHONE REDEMPTION AUTHORIZATION
AGREEMENT

You may use Franklin Templeton's telephone redemption privilege to redeem uncertificated Franklin Templeton Fund shares for up to $50,000 (or your shareholder account balance, whichever is less) per day, per fund account in accordance with the terms of the Funds' prospectus.

The telephone redemption privilege is available only to shareholders who specifically request it. If you would like to add this redemption privilege to the other telephone transaction privileges now automatically available to Franklin Templeton Fund shareholders, please sign and return this authorization to Franklin/Templeton Investor Services, Inc. ("Investor Services"), transfer agent and shareholder servicing agent for the Franklin Templeton Funds.

Shareholder Authorization: I/We request the telephone redemption privilege under the terms described below and in the prospectus for each investment company in Franklin Templeton (a "Franklin Templeton Fund" or a "Fund"), now open or opened at a later date, holding shares registered as follows:

--------------------------------------------------------------------------------
Print name(s) as shown in registration (called "Shareholder")

--------------------------------------------------------------------------------
Account number(s)

I/We authorize each Fund and Investor Services to honor and act upon telephone requests, given as provided in this agreement, to redeem shares from any Shareholder account.

-------------------------------------
-------------------------------------
Signature(s) of all registered owners and date

-------------------------------------
-------------------------------------
Printed name (and title/capacity, if applicable)

Verification Procedures: I/We understand and agree that: (1) each Fund and Investor Services will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine and that if these confirmation procedures are not followed, the Fund or Investor Services may be liable for any losses due to unauthorized or fraudulent telephone instructions;
(2) the confirmation procedures will include the recording of telephone calls requesting redemptions, requiring that the caller provide certain personal and/or account information requested by the telephone service agent at the time of the call for the purpose of establishing the caller's identification, and the sending of confirmation statements to the address of record each time a redemption is

   - Templeton Region Funds
initiated by telephone; and (3) as long as the Fund and Investor Services follow the confirmation procedures in acting on instructions communicated by telephone which were reasonably believed to be genuine at the time of receipt, neither they nor their parent or affiliates will be liable for any loss, damages or expenses caused by an unauthorized or fraudulent redemption request.

Jointly Owned/Co-Trustee Accounts: Each of us signing this agreement as either joint owners or co-trustees authorize each Fund and Investor Services to honor telephone redemption requests given by ANY ONE of the signers or our investment representative of record, if any, ACTING ALONE.

Appointment of Attorney-in-Fact: In order to issue telephone redemption requests acting alone, each of us individually makes the following appointment: I hereby appoint the other joint owner(s)/co-trustee(s) as my agent(s) (attorney(s)-in-fact) with full power and authority to individually act for me in any lawful way with respect to the issuance of instructions to a Fund or Investor Services in accordance with the telephone redemption privilege we have requested by signing this agreement. This appointment shall not be affected by my subsequent disability or incompetency and shall remain in effect until it is revoked by either written notice from any one of us delivered to a Fund or Investor Services by registered mail, return receipt requested, or by a Fund or Investor Services upon receipt of any information that causes a Fund or Investor Services to believe in good faith that there is or that there may be a dispute among any of us with respect to the Franklin Templeton Fund account(s) covered by this agreement. Each of us agrees to notify the Fund or Investor Services immediately upon the death of any of the undersigned.

Corporate/Partnership/Trust/Retirement Accounts: The Shareholder and each of us signing this agreement on behalf of the Shareholder represent and warrant to each Franklin Templeton Fund and Investor Services that the Shareholder has the authority to enter into this agreement and that each of us are duly authorized to execute this agreement on behalf of the Shareholder. The Shareholder agrees that its election of the telephone redemption privilege means that a Fund or Investor Services may honor a telephone redemption request given by ANY officer/ partner/member/administrator or agent of Shareholder ACTING ALONE.

Restricted Accounts: Telephone redemptions and dividend option changes may not be accepted on Franklin Templeton Trust Company retirement accounts.

PLEASE RETURN THIS FORM TO:

     Franklin/Templeton Investor Services, Inc.
     P.O. Box 33030
     St. Petersburg, FL 33733-8030

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

FRANKLIN TEMPLETON GROUP OF FUNDS

LITERATURE REQUEST E Call 1-800/DIAL BEN (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

INTERNATIONAL GROWTH

Franklin Global Health Care Fund
Franklin International Equity Fund
Franklin Templeton Japan Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Global Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller
 Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

INTERNATIONAL GROWTH
AND INCOME

Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton
 Global Currency Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

INTERNATIONAL INCOME

Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High
 Income Currency Fund
Templeton Americas
 Government Securities Fund

GROWTH

Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund

GROWTH AND INCOME

Franklin Balance Sheet
 Investment Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Premier Return Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Templeton American Trust, Inc.

INCOME

Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin AGE High Income Fund
Franklin Investment
 Grade Income Fund
Franklin Short-Intermediate U.S.
 Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FOR NON-U.S. INVESTORS:
Franklin Tax-Advantaged
 High Yield Securities Fund
Franklin Tax-Advantaged
 International Bond Fund
Franklin Tax-Advantaged U.S.
 Government Securities Fund

FOR CORPORATIONS:
Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC FUNDS
SEEKING TAX-FREE INCOME

Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**

VARIABLE ANNUITIES

Franklin Valuemark(SM)
Franklin Templeton Valuemark
 Income Plus (an immediate annuity)

*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).
**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.
***Portfolio of insured municipal securities.